Exhibit 99.13

Monthly Investor Report: Verizon Master Trust - VZMT 2025-7

Collection Period	Payment Date	Transaction Month	Series Status at End of Prior Payment Date

October 2025	11/20/2025	2	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	8/21/28	08/20/2031	$601,430,000.00		3.96%			3.96%
Class A-1b	8/21/28	08/20/2031	$200,470,000.00	31	SOFR +0.52%	11/13/2025	4.14202%	4.66%
Class B	8/21/28	08/20/2031	$61,310,000.00		4.21%			4.21%
Class C	8/21/28	08/20/2031	$36,790,000.00		4.40%			4.40%

Total			$900,000,000.00

Series 2025-7 Allocation % x Group One Available Funds	$65,417,870.01
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption
Total Available Funds	$65,417,870.01

Beginning of Period Reserve Account Balance	$9,809,264.31
Required Reserve Amount	$9,809,264.31
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$9,809,264.31

Waterfall Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$66.52	$66.52	$0.00	$0.00	$65,417,803.49
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$65,417,803.49
Asset Representations Reviewer Fee	$34.89	$34.89	$0.00	$0.00	$65,417,768.60
Supplemental ARR Fee	$139.57	$139.57	$0.00	$0.00	$65,417,629.03
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$65,416,379.03
Servicing Fee	$692,784.52	$692,784.52	$0.00	$0.00	$64,723,594.51
Class A-1a Note Interest	$1,984,719.00	$1,984,719.00	$0.00	$0.00	$62,738,875.51
Class A-1b Note Interest	$804,790.27	$804,790.27	$0.00	$0.00	$61,934,085.24
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$61,934,085.24
Class B Note Interest	$215,095.92	$215,095.92	$0.00	$0.00	$61,718,989.32
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$61,718,989.32
Class C Note Interest	$134,896.67	$134,896.67	$0.00	$0.00	$61,584,092.65
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$61,584,092.65
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$61,584,092.65
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$61,584,092.65
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$61,584,092.65
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$61,584,092.65
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$61,584,092.65
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$61,584,092.65
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$61,584,092.65
Class R Interest	$61,584,092.65	$61,584,092.65	$0.00	$0.00	$0.00

Total	$65,417,870.01	$65,417,870.01	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts					$0.00

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$1,984,719.00	$0.00	$0.00	$1,984,719.00
Class A-1b	$0.00	$0.00	$804,790.27	$0.00	$0.00	$804,790.27
Class B	$0.00	$0.00	$215,095.92	$0.00	$0.00	$215,095.92
Class C	$0.00	$0.00	$134,896.67	$0.00	$0.00	$134,896.67

Total	$0.00	$0.00	$3,139,501.86	$0.00	$0.00	$3,139,501.86

Noteholder Payments	Note Balance	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
	per $1,000 of Notes	Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$3.30	$0.00	$3.30	$601,430,000.00	1.00	$601,430,000.00	1.00
Class A-1b	$1,000.00	$4.01	$0.00	$4.01	$200,470,000.00	1.00	$200,470,000.00	1.00
Class B	$1,000.00	$3.51	$0.00	$3.51	$61,310,000.00	1.00	$61,310,000.00	1.00
Class C	$1,000.00	$3.67	$0.00	$3.67	$36,790,000.00	1.00	$36,790,000.00	1.00

Total	$1,000.00	$3.49	$0.00	$3.49	$900,000,000.00	1.00	$900,000,000.00	1.00

	Beginning Period	Add: Deposit	Ending Period
Principal Funding Account Limit	$450,000,000.00		$450,000,000.00
Principal Funding Account balance	$0.00	$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.